UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2015

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (21.2%)
*	Amazon.com Inc.	549,251	371,233
	Home Depot Inc.	1,283,668	169,765
	Comcast Corp. Class A	2,368,631	133,662
*	Priceline Group Inc.	88,654	113,029
*	O'Reilly Automotive Inc.	413,648	104,827
	NIKE Inc. Class B	1,618,334	101,146
	Lowe's Cos. Inc.	1,322,804	100,586
*	Netflix Inc.	752,969	86,125
	McDonald's Corp.	711,289	84,032
	Starbucks Corp.	1,337,888	80,313
	Walt Disney Co.	743,787	78,157
	TJX Cos. Inc.	927,263	65,752
	Ross Stores Inc.	1,218,016	65,541
	Expedia Inc.	440,856	54,798
	Marriott International Inc. Class A	788,063	52,832
	Advance Auto Parts Inc.	342,965	51,620
	Industria de Diseno Textil SA ADR	2,935,822	50,643
*	Under Armour Inc. Class A	558,974	45,059
*,^ Tesla Motors Inc.		160,646	38,557
*	LKQ Corp.	1,220,828	36,173
	Wyndham Worldwide Corp.	463,327	33,661
	Dunkin' Brands Group Inc.	607,506	25,874
	CBS Corp. Class B	521,345	24,571
	PulteGroup Inc.	1,242,671	22,144
	Carter's Inc.	236,485	21,054
*	Dollar Tree Inc.	255,563	19,735
*	Michaels Cos. Inc.	863,845	19,100
	Hilton Worldwide Holdings Inc.	864,830	18,507
	Las Vegas Sands Corp.	410,593	18,000
*	Ulta Salon Cosmetics & Fragrance Inc.	92,190	17,055
	Scripps Networks Interactive Inc. Class A	297,997	16,452
	Tractor Supply Co.	191,440	16,368
*	CarMax Inc.	300,860	16,237
	Brunswick Corp.	321,356	16,232
	Harman International Industries Inc.	169,163	15,937
	Dollar General Corp.	208,809	15,007
*	Discovery Communications Inc. Class A	514,631	13,730
*	JD.com Inc. ADR	402,297	12,980
	Hanesbrands Inc.	412,260	12,133
	Wolverine World Wide Inc.	717,635	11,992
	Royal Caribbean Cruises Ltd.	117,013	11,843
*	Urban Outfitters Inc.	519,085	11,809
	BorgWarner Inc.	270,060	11,675
*	Jarden Corp.	203,057	11,599
	Aramark	351,418	11,333
	Service Corp. International	424,275	11,040
	Starwood Hotels & Resorts Worldwide Inc.	158,090	10,952
*,^ Shake Shack Inc. Class A		274,188	10,858
	L Brands Inc.	106,833	10,237

GNC Holdings Inc. Class A	324,525	10,067
Carnival Corp.	184,400	10,046
Ralph Lauren Corp. Class A	87,292	9,731
* Sirius XM Holdings Inc.	2,276,900	9,267
* NVR Inc.	5,540	9,102
* MGM Resorts International	396,751	9,014
* DISH Network Corp. Class A	155,500	8,891
Foot Locker Inc.	131,200	8,540
* Bright Horizons Family Solutions Inc.	123,795	8,270
* IMAX Corp.	223,213	7,933
* lululemon athletica Inc.	136,002	7,136
Goodyear Tire & Rubber Co.	194,100	6,341
* Norwegian Cruise Line Holdings Ltd.	68,400	4,008
Delphi Automotive plc	41,300	3,541
DR Horton Inc.	110,000	3,523
Omnicom Group Inc.	43,600	3,299
* AMC Networks Inc. Class A	36,500	2,726
* Liberty Interactive Corp. QVC Group Class A	77,300	2,112
PVH Corp.	19,800	1,458
* Discovery Communications Inc.	50,900	1,284
Time Warner Inc.	13,600	880
		2,479,134
Consumer Staples (6.5%)
Costco Wholesale Corp.	941,658	152,078
PepsiCo Inc.	1,446,229	144,507
CVS Health Corp.	1,018,686	99,597
Mondelez International Inc. Class A	1,649,782	73,976
* Monster Beverage Corp.	434,553	64,731
Estee Lauder Cos. Inc. Class A	694,613	61,167
Colgate-Palmolive Co.	586,052	39,043
Altria Group Inc.	357,500	20,810
Anheuser-Busch InBev NV ADR	121,245	15,156
Kroger Co.	347,000	14,515
Brown-Forman Corp. Class B	135,343	13,437
* Performance Food Group Co.	502,940	11,638
* TreeHouse Foods Inc.	118,035	9,261
^ Pilgrim's Pride Corp.	396,100	8,750
Coty Inc. Class A	270,400	6,930
Clorox Co.	47,700	6,050
Mead Johnson Nutrition Co.	71,881	5,675
Hormel Foods Corp.	51,300	4,057
Walgreens Boots Alliance Inc.	40,800	3,474
Hershey Co.	22,000	1,964
		756,816
Energy (1.1%)
BP plc ADR	791,084	24,729
Chevron Corp.	249,276	22,425
Core Laboratories NV	136,475	14,840
* Cameron International Corp.	165,020	10,429
* Carrizo Oil & Gas Inc.	274,777	8,128
Valero Energy Corp.	114,000	8,061
Tesoro Corp.	75,700	7,977
* Weatherford International plc	883,980	7,417
Cabot Oil & Gas Corp.	414,300	7,329
* Gulfport Energy Corp.	256,615	6,305
Plains GP Holdings LP Class A	448,800	4,241

	Superior Energy Services Inc.	240,685	3,242
*,^ InterOil Corp.		82,081	2,579
*	Southwestern Energy Co.	300,070	2,133
*	FMC Technologies Inc.	18,500	537
			130,372
Financials (5.7%)
	Public Storage	270,567	67,019
	Intercontinental Exchange Inc.	217,184	55,656
	Bank of America Corp.	2,901,951	48,840
	American International Group Inc.	723,873	44,858
	Goldman Sachs Group Inc.	247,266	44,565
	JPMorgan Chase & Co.	656,636	43,358
	Morgan Stanley	1,045,041	33,243
	FactSet Research Systems Inc.	178,418	29,005
	Moody's Corp.	245,430	24,626
	American Tower Corporation	224,855	21,800
	Aon plc	221,724	20,445
*	Signature Bank	132,098	20,260
	Raymond James Financial Inc.	346,033	20,060
*	E*TRADE Financial Corp.	664,709	19,702
*	Berkshire Hathaway Inc. Class B	117,400	15,501
*	Affiliated Managers Group Inc.	83,265	13,302
	T. Rowe Price Group Inc.	177,455	12,686
	Nasdaq Inc.	208,858	12,149
	Citigroup Inc.	231,900	12,001
	Simon Property Group Inc.	56,100	10,908
	Equinix Inc.	34,886	10,549
	Ameriprise Financial Inc.	88,400	9,408
	Citizens Financial Group Inc.	306,862	8,037
	MSCI Inc. Class A	108,800	7,848
	AvalonBay Communities Inc.	41,900	7,715
	Marsh & McLennan Cos. Inc.	134,400	7,452
	Voya Financial Inc.	199,200	7,352
	Legg Mason Inc.	171,200	6,716
	WisdomTree Investments Inc.	403,491	6,327
	American Express Co.	71,050	4,942
*	Ally Financial Inc.	250,300	4,666
	Jones Lang LaSalle Inc.	27,700	4,428
*	Realogy Holdings Corp.	90,400	3,315
	Extra Space Storage Inc.	30,200	2,664
	Communications Sales & Leasing Inc.	125,100	2,338
	FNF Group	30,800	1,068
	Crown Castle International Corp.	8,800	761
			665,570
Health Care (17.6%)
	Bristol-Myers Squibb Co.	2,681,536	184,463
	Gilead Sciences Inc.	1,331,125	134,697
	Amgen Inc.	789,780	128,205
*	Celgene Corp.	1,023,326	122,554
*	Allergan plc	338,856	105,892
	Eli Lilly & Co.	896,784	75,563
*	Alexion Pharmaceuticals Inc.	394,491	75,249
*	Vertex Pharmaceuticals Inc.	584,843	73,591
*	BioMarin Pharmaceutical Inc.	673,107	70,515
	Cardinal Health Inc.	777,488	69,406
	CR Bard Inc.	309,323	58,598

Aetna Inc.	461,647	49,913
Becton Dickinson and Co.	307,015	47,308
Johnson & Johnson	427,454	43,908
Shire plc ADR	212,728	43,609
Medtronic plc	553,877	42,604
* Illumina Inc.	211,765	40,647
Merck & Co. Inc.	766,181	40,470
* Biogen Inc.	121,923	37,351
Novo Nordisk A/S ADR	510,349	29,641
AstraZeneca plc ADR	848,867	28,819
Cooper Cos. Inc.	201,063	26,983
Perrigo Co. plc	183,714	26,583
* Medivation Inc.	484,821	23,436
Zoetis Inc.	471,150	22,577
Thermo Fisher Scientific Inc.	155,690	22,085
* Cerner Corp.	351,991	21,179
Anthem Inc.	149,836	20,893
AbbVie Inc.	343,100	20,325
* Regeneron Pharmaceuticals Inc.	36,181	19,642
Zimmer Biomet Holdings Inc.	190,095	19,502
* PAREXEL International Corp.	271,397	18,488
* Hologic Inc.	469,975	18,183
UnitedHealth Group Inc.	147,900	17,399
* Sirona Dental Systems Inc.	158,320	17,347
ResMed Inc.	318,895	17,121
* Varian Medical Systems Inc.	198,819	16,065
* MEDNAX Inc.	215,334	15,431
* Express Scripts Holding Co.	170,155	14,873
* Akorn Inc.	398,040	14,851
* Align Technology Inc.	224,235	14,766
Baxalta Inc.	296,600	11,576
AmerisourceBergen Corp. Class A	107,800	11,180
Universal Health Services Inc. Class B	91,593	10,944
* STERIS plc	140,770	10,606
Humana Inc.	58,826	10,501
* Jazz Pharmaceuticals plc	72,885	10,245
* HCA Holdings Inc.	143,600	9,712
* Mettler-Toledo International Inc.	28,200	9,563
* Centene Corp.	144,200	9,490
* Alkermes plc	115,995	9,208
* United Therapeutics Corp.	57,000	8,927
* Quintiles Transnational Holdings Inc.	125,500	8,617
* Incyte Corp.	77,699	8,426
McKesson Corp.	38,200	7,534
Abbott Laboratories	151,100	6,786
* DexCom Inc.	67,787	5,552
Cigna Corp.	36,600	5,356
HealthSouth Corp.	130,208	4,533
* Charles River Laboratories International Inc.	42,000	3,376
DENTSPLY International Inc.	10,100	615
		2,053,479
Industrials (8.1%)
Boeing Co.	966,355	139,725
* IHS Inc. Class A	537,013	63,598
Honeywell International Inc.	548,794	56,839
Danaher Corp.	559,829	51,997
* TransDigm Group Inc.	220,694	50,418

* Verisk Analytics Inc. Class A	613,145	47,139
Equifax Inc.	391,951	43,652
Nielsen Holdings plc	636,287	29,651
JB Hunt Transport Services Inc.	359,497	26,373
Cintas Corp.	288,879	26,302
American Airlines Group Inc.	560,475	23,736
* United Continental Holdings Inc.	373,458	21,399
Acuity Brands Inc.	87,695	20,503
Rockwell Automation Inc.	195,985	20,110
* HD Supply Holdings Inc.	620,724	18,640
AMETEK Inc.	340,383	18,241
Watsco Inc.	148,390	17,381
* Stericycle Inc.	137,605	16,595
Carlisle Cos. Inc.	181,405	16,089
Roper Technologies Inc.	78,976	14,989
Fastenal Co.	362,025	14,778
Pentair plc	296,920	14,706
* Copart Inc.	357,436	13,586
Southwest Airlines Co.	281,600	12,126
Delta Air Lines Inc.	235,100	11,917
* Hertz Global Holdings Inc.	784,890	11,169
Wabtec Corp.	153,468	10,915
Waste Connections Inc.	192,249	10,828
MSC Industrial Direct Co. Inc. Class A	163,680	9,210
KAR Auction Services Inc.	246,643	9,133
Huntington Ingalls Industries Inc.	70,300	8,918
Alaska Air Group Inc.	108,700	8,751
Lockheed Martin Corp.	39,900	8,664
* United Rentals Inc.	114,595	8,313
* Spirit AeroSystems Holdings Inc. Class A	165,400	8,282
Masco Corp.	288,000	8,150
PACCAR Inc.	153,800	7,290
* Kirby Corp.	137,626	7,242
Flowserve Corp.	162,795	6,850
Trinity Industries Inc.	280,600	6,740
* Quanta Services Inc.	252,975	5,123
Owens Corning	105,400	4,957
CEB Inc.	63,521	3,900
United Parcel Service Inc. Class B	31,800	3,060
Robert Half International Inc.	60,800	2,866
Union Pacific Corp.	33,800	2,643
3M Co.	13,000	1,958
Textron Inc.	34,500	1,449
Allison Transmission Holdings Inc.	43,000	1,113
* JetBlue Airways Corp.	42,600	965
		948,979
Information Technology (33.0%)
Apple Inc.	4,775,647	502,685
* Alphabet Inc.	533,205	404,639
* Facebook Inc. Class A	2,848,208	298,093
Microsoft Corp.	4,241,523	235,320
Visa Inc. Class A	2,716,229	210,644
Oracle Corp.	4,452,319	162,643
* salesforce.com inc	1,765,021	138,378
* Alphabet Inc. Class A	140,849	109,582
* Alliance Data Systems Corp.	353,442	97,751
MasterCard Inc. Class A	907,371	88,342

*	Check Point Software Technologies Ltd.	905,199	73,665
*	Alibaba Group Holding Ltd. ADR	849,932	69,074
*	Vantiv Inc. Class A	1,406,719	66,707
*	Red Hat Inc.	800,307	66,273
	Paychex Inc.	1,039,240	54,965
	Activision Blizzard Inc.	1,399,847	54,188
*	Fiserv Inc.	581,979	53,228
*	LinkedIn Corp. Class A	233,232	52,496
	Cisco Systems Inc.	1,922,435	52,204
*	First Solar Inc.	785,566	51,839
*	Adobe Systems Inc.	536,297	50,380
*	Workday Inc. Class A	594,167	47,343
	Maxim Integrated Products Inc.	1,190,555	45,241
*	PayPal Holdings Inc.	1,242,184	44,967
	Tencent Holdings Ltd.	2,276,151	44,567
*	Electronic Arts Inc.	606,662	41,690
	Jack Henry & Associates Inc.	513,484	40,083
*	F5 Networks Inc.	397,378	38,530
*	eBay Inc.	1,347,203	37,021
*	Cognizant Technology Solutions Corp. Class A	606,325	36,392
	Linear Technology Corp.	825,295	35,050
	Intuit Inc.	335,237	32,350
	Global Payments Inc.	494,237	31,883
	Amphenol Corp. Class A	551,813	28,821
	CDW Corp.	619,079	26,026
	Amdocs Ltd.	475,163	25,930
*	NXP Semiconductors NV	305,363	25,727
*	Baidu Inc. ADR	132,759	25,097
*	Splunk Inc.	416,722	24,507
	QUALCOMM Inc.	458,626	22,924
*	Euronet Worldwide Inc.	292,258	21,168
	Broadcom Corp. Class A	337,198	19,497
	CDK Global Inc.	406,499	19,297
	Accenture plc Class A	169,000	17,660
*	Gartner Inc.	194,532	17,644
	Analog Devices Inc.	313,678	17,353
*	Cadence Design Systems Inc.	746,143	15,527
*	VeriFone Systems Inc.	519,815	14,565
	Avago Technologies Ltd. Class A	92,500	13,426
	Lam Research Corp.	148,861	11,823
	Fair Isaac Corp.	122,642	11,550
	Fidelity National Information Services Inc.	176,055	10,669
*	Qorvo Inc.	202,412	10,303
*	Citrix Systems Inc.	128,800	9,744
*	Palo Alto Networks Inc.	54,056	9,521
*	Rackspace Hosting Inc.	353,300	8,946
*	Zebra Technologies Corp.	123,480	8,600
	Total System Services Inc.	170,800	8,506
*	First Data Corp. Class A	506,200	8,109
*,^ VMware Inc. Class A		138,700	7,846
*	Genpact Ltd.	306,110	7,647
	Jabil Circuit Inc.	327,400	7,625
*	Fortinet Inc.	244,026	7,606
	FLIR Systems Inc.	168,455	4,729
*,^ Fitbit Inc. Class A		140,900	4,169
	Atmel Corp.	463,438	3,990
	Broadridge Financial Solutions Inc.	63,100	3,390

	Skyworks Solutions Inc.			42,400	3,258
	Motorola Solutions Inc.			21,300	1,458
	Sabre Corp.			36,100	1,010
					3,853,881
	Materials (1.4%)
	Sherwin-Williams Co.			224,703	58,333
*	WR Grace & Co.			205,365	20,452
	Monsanto Co.			199,651	19,670
	Ashland Inc.			166,160	17,065
	PolyOne Corp.			371,070	11,785
*	Crown Holdings Inc.			169,800	8,609
	Packaging Corp. of America			114,400	7,213
	Sealed Air Corp.			144,100	6,427
	CF Industries Holdings Inc.			139,150	5,679
	International Flavors & Fragrances Inc.			34,100	4,080
	NewMarket Corp.			2,100	799
	Nucor Corp.			17,900	721
	Air Products & Chemicals Inc.			4,500	585
*	Axalta Coating Systems Ltd.			20,900	557
					161,975
	Other (1.0%)
	^,2 Vanguard Growth ETF			1,044,900	111,167

	Telecommunication Services (1.1%)
	Verizon Communications Inc.			1,515,058	70,026
*	SBA Communications Corp. Class A			414,731	43,576
	Cogent Communications Holdings Inc.			279,224	9,686
*	T-Mobile US Inc.			181,200	7,089
					130,377
	Utilities (0.0%)
*	Calpine Corp.			52,100	754

	Total Common Stocks (Cost $8,074,861)				11,292,504
		Coupon
	Temporary Cash Investments (4.4%)[1]
	Money Market Fund (3.0%)
	[3,4] Vanguard Market Liquidity Fund	0.363%		355,389,322	355,389
				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (1.2%)
	Bank of America Securities, LLC
	(Dated 12/31/15, Repurchase Value
	$136,105,000, collateralized by Federal
	National Mortgage Assn. 2.290%-2.745%,
	1/1/41-12/1/42, and Federal Home Loan
	Mortgage Corp. 2.323%-3.500%, 2/1/29-
	3/1/43, with value of $138,822,000)	0.300%	1/4/16	136,100	136,100

U.S. Government and Agency Obligations (0.2%)
	[5,6] Federal Home Loan Bank Discount Notes	0.200%	2/5/16	200	200
5	Federal Home Loan Bank Discount Notes	0.225%	2/12/16	1,000	1,000
	[5,6] Federal Home Loan Bank Discount Notes	0.315%	3/2/16	5,000	4,997
5	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	5,000	4,993
	[5,6] Federal Home Loan Bank Discount Notes	0.290%–0.294%	4/29/16	2,000	1,997

[6,7] Freddie Mac Discount Notes		0.220%	4/15/16	6,000	5,993
6	United States Treasury Bill	0.370%–0.386%	5/26/16	700	699
6	United States Treasury Note	0.375%	5/31/16	1,000	1,000
	United States Treasury Note	3.250%	5/31/16	1,000	1,011
					21,890
Total Temporary Cash Investments (Cost $513,387)					513,379
Total Investments (101.1%) (Cost $8,588,248)					11,805,883
Other Assets and Liabilities-Net (-1.1%)[4]					(128,939)
Net Assets (100%)					11,676,944

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $28,418,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $29,128,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $11,587,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Morgan Growth Fund

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,247,937	44,567	—
Temporary Cash Investments	355,389	157,990	—
Futures Contracts—Assets[1]	645	—	—
Futures Contracts—Liabilities[1]	(2,969)	—	—
Total	11,601,002	202,557	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Morgan Growth Fund

At December 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	2,161	219,925	1,831

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2015, the cost of investment securities for tax purposes was $8,588,248,000. Net unrealized appreciation of investment securities for tax purposes was $3,217,635,000, consisting of unrealized gains of $3,445,465,000 on securities that had risen in value since their purchase and $227,830,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

VANGUARD MORGAN GROWTH FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.